Commitments (Details) - Schedule of lease cost ,lease term - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Schedule of lease cost ,lease term [Abstract]
Operating lease cost – amortization of ROU	$ 14,981	$ 15,861	$ 29,970	$ 31,848	$ 54,694
Operating lease cost – interest expense on lease liability	$ 1,989	$ 267	$ 3,903	$ 654	$ 825